Payments, by Project - 12 months ended Dec. 31, 2025 - USD ($) $ in Thousands	Fees	Comm. Social Resp.	Total Payments
NORI Project
Total	$ 34,360	$ 214	$ 34,574
TOML Project
Total	5,090	$ 228	5,318
TMC USA-A
Total	200		200
TMC USA-B
Total	$ 100		$ 100